Document and Entity Information	0 Months Ended
Nov. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2014
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Mar. 26, 2015
Document Effective Date	Mar. 27, 2015
Prospectus Date	Mar. 27, 2015
GoodHaven Fund | GoodHaven Fund
Risk/Return:
Trading Symbol	GOODX